EXHIBIT 99.9

CANOPY DATA COMPARE

Deal ID	Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
196	xxx		xxx	Property Type	Two to Four Unit	Detached